Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade rating	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	21
Non retail [member] | AIRB portfolio [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	$ 395,668
Credit risk exposure at default undrawn commitments	113,723
Credit risk exposure at default other exposure	112,160
Credit risk exposure default amount	621,551	$ 645,518
Non retail [member] | AIRB portfolio [member] | Excluding residential mortgages [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	322,624
Credit risk exposure at default undrawn commitments	113,723
Credit risk exposure at default other exposure	112,160
Credit risk exposure default amount	548,507	566,764
Non retail [member] | AIRB portfolio [member] | Government guaranteed residential mortgages [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	73,044
Credit risk exposure default amount	73,044	78,754
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	100,203
Credit risk exposure at default undrawn commitments	1,785
Credit risk exposure at default other exposure	14,202
Credit risk exposure default amount	$ 116,190	127,534
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	95
Credit risk exposure at default drawn	$ 30,814
Credit risk exposure at default undrawn commitments	10,281
Credit risk exposure at default other exposure	21,170
Credit risk exposure default amount	$ 62,265	82,782
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	90
Credit risk exposure at default drawn	$ 27,327
Credit risk exposure at default undrawn commitments	18,280
Credit risk exposure at default other exposure	29,930
Credit risk exposure default amount	$ 75,537	70,781
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	87
Credit risk exposure at default drawn	$ 29,080
Credit risk exposure at default undrawn commitments	20,388
Credit risk exposure at default other exposure	15,166
Credit risk exposure default amount	$ 64,634	63,904
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	85
Credit risk exposure at default drawn	$ 24,191
Credit risk exposure at default undrawn commitments	17,237
Credit risk exposure at default other exposure	11,410
Credit risk exposure default amount	$ 52,838	45,973
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating	83
Credit risk exposure at default drawn	$ 31,292
Credit risk exposure at default undrawn commitments	16,891
Credit risk exposure at default other exposure	8,357
Credit risk exposure default amount	$ 56,540	53,969
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	80
Credit risk exposure at default drawn	$ 29,127
Credit risk exposure at default undrawn commitments	13,884
Credit risk exposure at default other exposure	4,689
Credit risk exposure default amount	$ 47,700	42,509
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	77
Credit risk exposure at default drawn	$ 23,022
Credit risk exposure at default undrawn commitments	8,004
Credit risk exposure at default other exposure	2,748
Credit risk exposure default amount	$ 33,774	33,708
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	75
Credit risk exposure at default drawn	$ 15,610
Credit risk exposure at default undrawn commitments	4,333
Credit risk exposure at default other exposure	2,879
Credit risk exposure default amount	$ 22,822	25,527
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	73
Credit risk exposure at default drawn	$ 6,581
Credit risk exposure at default undrawn commitments	1,268
Credit risk exposure at default other exposure	600
Credit risk exposure default amount	$ 8,449	10,326
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	70
Credit risk exposure at default drawn	$ 1,961
Credit risk exposure at default undrawn commitments	620
Credit risk exposure at default other exposure	233
Credit risk exposure default amount	$ 2,814	4,555
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	65
Credit risk exposure at default drawn	$ 737
Credit risk exposure at default undrawn commitments	82
Credit risk exposure at default other exposure	483
Credit risk exposure default amount	$ 1,302	1,224
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating	60
Credit risk exposure at default drawn	$ 884
Credit risk exposure at default undrawn commitments	536
Credit risk exposure at default other exposure	206
Credit risk exposure default amount	$ 1,626	1,802
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	40
Credit risk exposure at default drawn	$ 593
Credit risk exposure at default undrawn commitments	84
Credit risk exposure at default other exposure	19
Credit risk exposure default amount	$ 696	506
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	30
Credit risk exposure at default drawn	$ 92
Credit risk exposure default amount	$ 92	109
Non retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	21
Credit risk exposure at default drawn	$ 1,110
Credit risk exposure at default undrawn commitments	50
Credit risk exposure at default other exposure	68
Credit risk exposure default amount	$ 1,228	$ 1,555
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	99
Top of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	98
Bottom of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	98